Future Minimum Rental Commitment Under Non Cancelable Operating Lease (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 579
2017	596
2018	509
Operating Leases, Future Minimum Payments Due, Total	$ 1,684